Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Nov. 30, 2020	Feb. 29, 2020	Feb. 28, 2019
Preferred stock, shares authorized	25,000,000	25,000,000	19,513,996
Preferred stock, shares issued	0	19,513,939	18,640,901
Preferred stock, shares outstanding	0	19,513,939	18,640,901
Preferred stock, liquidation value		$ 239,244
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	65,000,000
Common stock, shares issued	55,171,467	6,033,450	3,616,549
Common stock, shares outstanding	55,171,467	6,033,450	3,616,549
Pro forma
Preferred stock, shares authorized		25,000,000	25,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock, shares authorized		500,000,000	500,000,000
Common stock, shares issued		36,914,769	36,914,769
Common stock, shares outstanding		36,914,769	36,914,769